Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	COMMUNICATIONS — 1.6%
29,396	ATN International, Inc.	$1,133,804
23,530	World Wrestling Entertainment, Inc. - Class A	1,651,100
		2,784,904
	CONSUMER DISCRETIONARY — 4.8%
97,512	1-800-Flowers.com, Inc. - Class A*	632,853
32,801	Carter's, Inc.	2,149,449
104,833	Designer Brands, Inc.	1,604,993
31,918	KB Home	827,315
50,418	Liquidity Services, Inc.*	819,797
42,145	Monro, Inc.	1,831,622
30,000	Wolverine World Wide, Inc.	461,700
		8,327,729
	CONSUMER STAPLES — 4.1%
18,613	Cal-Maine Foods, Inc.	1,034,697
23,235	Chefs' Warehouse, Inc.*	673,118
51,197	Herbalife Nutrition Ltd.*,1	1,018,308
7,725	J & J Snack Foods Corp.	1,000,156
44,879	Nu Skin Enterprises, Inc. - Class A	1,497,612
42,767	TreeHouse Foods, Inc.*	1,814,176
		7,038,067
	ENERGY — 1.9%
251,827	NexTier Oilfield Solutions, Inc.*	1,863,520
112,870	Oceaneering International, Inc.*	898,445
246,082	Ring Energy, Inc.*	570,910
		3,332,875
	FINANCIALS — 13.7%
40,870	BankUnited, Inc.	1,396,528
19,772	Banner Corp.	1,168,130
24,190	Berkshire Hills Bancorp, Inc.	660,387
78,072	BRP Group, Inc. - Class A*	2,057,197
100,512	Byline Bancorp, Inc.	2,035,368
49,675	Customers Bancorp, Inc.*	1,464,419
30,063	eHealth, Inc.*	117,546
60,330	Flushing Financial Corp.	1,168,592
76,746	National Bank Holdings Corp. - Class A	2,838,835
50,558	Pacific Premier Bancorp, Inc.	1,565,276
44,077	PacWest Bancorp	996,140
9,396	Signature Bank	1,418,796

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
29,706	Texas Capital Bancshares, Inc.*	$1,753,545
50,133	United Community Banks, Inc.	1,659,402
66,582	Veritex Holdings, Inc.	1,770,416
25,830	Voya Financial, Inc.	1,562,715
		23,633,292
	HEALTH CARE — 18.1%
60,903	Acadia Healthcare Co., Inc.*	4,761,397
55,920	Avid Bioservices, Inc.*	1,069,190
8,610	Charles River Laboratories International, Inc.*	1,694,448
5,582	Chemed Corp.	2,436,878
118,893	Coherus Biosciences, Inc.*	1,142,562
131,463	Cross Country Healthcare, Inc.*	3,729,605
17,319	Haemonetics Corp.*	1,282,126
30,738	HealthEquity, Inc.*	2,064,671
63,963	Merit Medical Systems, Inc.*	3,614,549
27,480	ModivCare, Inc.*	2,739,206
43,379	Pediatrix Medical Group, Inc.*	716,187
65,939	PetIQ, Inc. - Class A*	454,979
41,491	Prestige Consumer Healthcare, Inc.*	2,067,497
18,625	QuidelOrtho Corp.*	1,331,315
63,701	Supernus Pharmaceuticals, Inc.*	2,156,279
		31,260,889
	INDUSTRIALS — 32.1%
33,586	Advanced Energy Industries, Inc.	2,599,892
53,276	AerCap Holdings NV*,1	2,255,173
33,733	Albany International Corp. - Class A	2,659,172
47,236	Altra Industrial Motion Corp.	1,588,074
271,861	Ardmore Shipping Corp.*,1	2,482,091
34,470	ASGN, Inc.*	3,115,054
63,130	AZEK Co., Inc.*	1,049,221
20,765	AZZ, Inc.	758,130
58,334	Barnes Group, Inc.	1,684,686
35,616	Belden, Inc.	2,137,672
38,299	Capital Product Partners LP1	512,824
24,257	Casella Waste Systems, Inc. - Class A*	1,852,992
46,304	Columbus McKinnon Corp.	1,211,313
42,785	Dycom Industries, Inc.*	4,087,251
6,678	FTI Consulting, Inc.*	1,106,611
131,233	Harsco Corp.*	490,811
55,977	Huron Consulting Group, Inc.*	3,708,476

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
29,561	International Seaways, Inc.[1]	$1,038,478
48,529	Itron, Inc.*	2,043,556
56,581	KBR, Inc.	2,445,431
57,612	Matthews International Corp. - Class A	1,291,085
42,211	Mercury Systems, Inc.*	1,713,767
15,319	Novanta, Inc.*,1	1,771,642
72,377	SP Plus Corp.*	2,266,848
54,764	Titan Machinery, Inc.*	1,547,631
259,694	U.S. Xpress Enterprises, Inc. - Class A*	638,847
54,421	Viad Corp.*	1,718,615
84,258	Wabash National Corp.	1,311,054
24,190	Westinghouse Air Brake Technologies Corp.	1,967,857
59,347	WillScot Mobile Mini Holdings Corp.*	2,393,465
		55,447,719
	MATERIALS — 2.1%
105,397	Alamos Gold, Inc. - Class A1	780,992
43,406	Silgan Holdings, Inc.	1,824,788
43,949	Summit Materials, Inc. - Class A*	1,053,018
		3,658,798
	REAL ESTATE — 3.7%
104,522	Armada Hoffler Properties, Inc. - REIT	1,084,938
50,870	Community Healthcare Trust, Inc. - REIT	1,665,993
105,012	iStar, Inc. - REIT	972,411
25,112	JBG SMITH Properties - REIT	466,581
76,222	STAG Industrial, Inc. - REIT	2,166,991
		6,356,914
	TECHNOLOGY — 10.7%
84,128	ACI Worldwide, Inc.*	1,758,275
7,300	Aspen Technology, Inc.*	1,738,860
56,206	Benchmark Electronics, Inc.	1,392,785
82,770	Box, Inc. - Class A*	2,018,760
150,578	CalAmp Corp.*	578,219
20,523	Euronet Worldwide, Inc.*	1,554,822
164,980	Infinera Corp.*	798,503
20,655	Insight Enterprises, Inc.*	1,702,179
130,512	Knowles Corp.*	1,588,331
51,507	MACOM Technology Solutions Holdings, Inc.*	2,667,548
3,718	Rogers Corp.*	899,310
89,303	Sonos, Inc.*	1,241,312

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
47,813	Xperi Holding Corp.	$676,076
		18,614,980
	UTILITIES — 2.6%
42,654	ALLETE, Inc.	2,134,833
51,278	Unitil Corp.	2,381,863
		4,516,696
	TOTAL COMMON STOCKS
	(Cost $167,162,465)	164,972,863
	EXCHANGE-TRADED FUNDS — 1.7%
9,066	iShares Russell 2000 ETF	1,495,165
11,267	iShares Russell 2000 Value ETF	1,452,654
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,968,032)	2,947,819

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$5,045,801	UMB Bank Demand Deposit, 0.01%[2]	5,045,801
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,045,801)	5,045,801
	TOTAL INVESTMENTS — 100.0%
	(Cost $175,176,298)	172,966,483
	Liabilities in Excess of Other Assets — (0.0)%	(64,448)
	TOTAL NET ASSETS — 100.0%	$172,902,035

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.